Note 10 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Short-term Debt [Table Text Block]
(Dollar amounts in thousands)	2020	2019	2018

Balance at year-end	-	$5,075	$90,398
Average balance outstanding	22,637	14,808	42,231
Maximum month-end balance	62,329	92,000	101,857
Weighted-average rate at year-end	N/A	1.66%	2.53%
Weighted-average rate during the year	0.35%	2.49%	1.99%